PRINCIPAL ACCOUNTING POLICIES - Foreign currencies (Details) ¥ in Billions	Dec. 31, 2021 CNY (¥)	Dec. 30, 2021	Dec. 31, 2020 CNY (¥)
RMB/USD exchange rate used in translation		0.1569
Non-collateralized receivable related to financial services	¥ 2.9		¥ 1.9